Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Non-controlling Interest
Beginning Balance at Jun. 28, 2009	$ 72,557	$ 69	$ 79,247	$ 159,285	$ (31,094)	$ (136,089)	$ 1,139
Net income	3,941			3,421			520
Translation adjustments	503				499		4
Pension and postretirement funded status adjustment, net of tax ($825, $5,178 and $7,348 for the twelve months ended 2010, 2011 and 2012 respectively)	(1,346)				(1,346)
Share of premium on equity method ownership	(409)		(409)
Stock-based compensation and shortfall tax benefit	464		464
Stock Option Exercises	35		35
Employee stock purchases	44		2			42
Ending Balance at Jun. 27, 2010	75,789	69	79,339	162,706	(31,941)	(136,047)	1,663
Net income	7,590			5,418			2,172
Translation adjustments	1,777				1,741		36
Pension and postretirement funded status adjustment, net of tax ($825, $5,178 and $7,348 for the twelve months ended 2010, 2011 and 2012 respectively)	8,450				8,450
Cash dividends declared ($1.20 and $0.40 per share for the twelve months ended 2011 and 2012 respectively)	(3,986)			(3,986)
Purchase of additional interest in Majority Owned Subsidiary	(22)						(22)
Stock-based compensation and shortfall tax benefit	364		364
Stock Option Exercises	40		40
Employee stock purchases	62		24			38
Ending Balance at Jul. 03, 2011	90,064	69	79,767	164,138	(21,750)	(136,009)	3,849
Net income	12,253			8,793			3,460
Translation adjustments	(2,080)				(2,017)		(63)
Pension and postretirement funded status adjustment, net of tax ($825, $5,178 and $7,348 for the twelve months ended 2010, 2011 and 2012 respectively)	(11,990)				(11,990)
Cash dividends declared ($1.20 and $0.40 per share for the twelve months ended 2011 and 2012 respectively)	(1,341)			(1,341)
Cash dividends paid to non-controlling interests of subsidiaries	(400)						(400)
Stock-based compensation and shortfall tax benefit	806		806
Stock Option Exercises	33		33
Employee stock purchases	53		15			38
Ending Balance at Jul. 01, 2012	$ 87,398	$ 69	$ 80,621	$ 171,590	$ (35,757)	$ (135,971)	$ 6,846